UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA   02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2016

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	55,346	$508
SEI Institutional International Trust International Equity Fund, Cl Y	443,704	4,042
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y*	720,950	14,152
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Cl Y	196,069	3,549

Total Equity Funds (Cost $16,385) ($ Thousands)		22,251

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	103,227	1,010
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	293,704	2,021

Total Fixed Income Funds (Cost $3,229) ($ Thousands)		3,031

Total Investments — 100.0% (Cost $19,614) ($ Thousands)†		$25,282

Percentages are based on Net Assets of $25,277 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $19,614 ($ Thousands), and the unrealized appreciation and depreciation were $5,900 ($ Thousands) and $(232) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 506	$ 21	$ (32)	$ 6	$ 7	$ 508	$ —
SEI Institutional International Trust International Equity Fund, Class Y	4,035	147	(89)	27	(78)	4,042	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	14,121	259	(148)	85	(165)	14,152	50
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,531	28	(70)	43	17	3,549	3
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,009	43	(81)	—	39	1,010	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,021	95	(181)	2	84	2,021	33

Totals	$ 25,223	$ 593	$ (601)	$ 163	$ (96)	$ 25,282	$ 86

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 38.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,759,603	$16,135
SEI Institutional International Trust International Equity Fund, Cl Y	3,897,480	35,506
SEI Institutional Managed Trust Large Cap Fund, Cl Y	4,869,183	57,846
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,169,055	12,965

Total Equity Funds (Cost $120,996) ($ Thousands)		122,452

Multi-Asset Funds — 31.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	6,220,126	63,383
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	613,072	6,290
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,498,184	31,379

Total Multi-Asset Funds (Cost $103,680) ($ Thousands)		101,052

Fixed Income Funds — 29.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,271,810	22,241

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,959,199	$19,298
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,689,343	25,383
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,667,793	28,172

Total Fixed Income Funds (Cost $94,714) ($ Thousands)		95,094

Total Investments — 100.0% (Cost $319,390) ($ Thousands)†		$318,598

Percentages are based on Net Assets of $318,520 ($ Thousands).

Cl — Class

As of June 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $319,390 ($ Thousands), and the unrealized appreciation and depreciation were $6,310 ($ Thousands) and $(7,102) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 16,834	$ 117	$(1,191)	$ 4	$ 371	$ 16,135	$ —
SEI Institutional International Trust International Equity Fund, Class Y	35,858	1,588	(1,569)	500	(871)	35,506	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	58,345	1,836	(2,108)	385	(612)	57,846	215
SEI Institutional Managed Trust Small Cap Fund, Class Y	13,260	369	(976)	123	189	12,965	10
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	64,340	280	(4,913)	(27)	3,703	63,383	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	6,325	148	(346)	(1)	164	6,290	68
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	31,665	246	(1,914)	(79)	1,461	31,379	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	22,953	128	(1,700)	(25)	885	22,241	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	19,433	239	(878)	(21)	525	19,298	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	25,771	505	(2,003)	3	1,107	25,383	426
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	28,204	842	(1,341)	66	401	28,172	145

Totals	$ 322,988	$ 6,298	$ (18,939)	$ 928	$ 7,323	$ 318,598	$ 864

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	258,688	$2,372
SEI Institutional International Trust International Equity Fund, Cl Y	2,083,398	18,980
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y*	3,374,476	66,241
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Cl Y	919,417	16,641

Total Equity Funds (Cost $70,251) ($ Thousands)		104,234

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	478,131	4,681
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,358,694	9,348

Total Fixed Income Funds (Cost $14,976) ($ Thousands)		14,029

Total Investments — 100.0% (Cost $85,227) ($ Thousands)†		$118,263

Percentages are based on Net Assets of $118,237 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $85,227 ($ Thousands), and the unrealized appreciation and depreciation were $34,144 ($ Thousands) and $(1,108) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 2,465	$ 87	$ (238)	$ 93	$ (35)	$ 2,372	$ —
SEI Institutional International Trust International Equity Fund, Class Y	19,581	1,081	(1,485)	475	(672)	18,980	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	68,406	1,035	(2,844)	1,651	(2,007)	66,241	241
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	17,228	243	(1,126)	695	(399)	16,641	16
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	4,904	100	(499)	—	176	4,681	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	9,756	317	(1,236)	3	508	9,348	161

Totals	$ 122,340	$ 2,863	$ (7,428)	$ 2,917	$ (2,429)	$ 118,263	$ 418

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 58.5%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	896,074	$9,463
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	116,970	1,090
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	544,771	5,448
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	158,999	1,094
SEI Institutional Managed Trust Real Return Fund, Cl Y *	215,196	2,184
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	189,888	2,005

Total Fixed Income Funds (Cost $21,171) ($ Thousands)		21,284

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	720,055	7,272
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	177,494	1,821
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	203,302	1,824

Total Multi-Asset Funds (Cost $11,075) ($ Thousands)		10,917

Equity Funds — 6.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	95,821	1,099
SEI Institutional Managed Trust Large Cap Fund, Cl Y	15,333	182
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	64,228	1,100

Total Equity Funds (Cost $2,315) ($ Thousands)		2,381

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund , Cl A 0.150%**	1,815,469	1,815

Total Money Market Fund (Cost $1,815) ($ Thousands)		1,815

Total Investments — 100.0% (Cost $36,376) ($ Thousands)†		$36,397

Percentages are based on Net Assets of $36,394 ($ Thousands).

* Non-Income Producing Fund.

** Rate shown is the 7-day effective yield as of June 30, 2016.

Cl — Class

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
07/29/16	EUR	246	USD	272		$(1)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(273)	$272	$(1)

For the period ended June 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$36,397	$—	$—	$36,397

Total Investments in Securities	$36,397	$—	$—	$36,397

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts *
Unrealized Depreciation	$—	$(1)	$—	$(1)

Total Other Financial Instruments	$—	$(1)	$—	$(1)

* Forwards contracts are valued at unrealized depreciation on the instrument.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $36,376 ($ Thousands), and the unrealized appreciation and depreciation were $193 ($ Thousands) and $(172) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Defensive Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$ 9,619	$ 2,087	$ (2,286)	$ 3	$ 40	$ 9,463	$ 31
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	1,110	240	(262)	—	2	1,090	3
SEI Institutional Managed Trust Conservative Income Class Y	—	10,043	(4,595)	—	—	5,448	2
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,120	247	(320)	(9)	56	1,094	18
SEI Institutional Managed Trust Real Return Fund, Class Y	2,229	473	(534)	2	14	2,184	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,105	448	(579)	21	10	2,005	11
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	7,421	1,589	(1,756)	9	9	7,272	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	1,860	391	(476)	6	40	1,821	20
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	1,857	384	(496)	(21)	100	1,824	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	1,124	255	(318)	68	(30)	1,099	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	93	137	(48)	1	(1)	182	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,123	270	(326)	87	(54)	1,100	6
SEI Daily Income Trust Government Fund, Class A	—	3,347	(1,532)	—	—	1,815	—
SEI Liquid Asset Trust Prime Obligation Fund, Class Y	7,379	39	(7,418)	—	—	—	—

Totals	$ 37,040	$ 19,950	$ (20,946)	$ 167	$ 186	$ 36,397	$ 91

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 60.4%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	77,748	$1,599
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	185,371	3,174

Total Equity Funds (Cost $4,029) ($ Thousands)		4,773

Fixed Income Fund — 39.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	454,344	3,126

Total Fixed Income Fund (Cost $3,503) ($ Thousands)		3,126

Total Investments — 100.0% (Cost $7,532) ($ Thousands)†		$7,899

Percentages are based on Net Assets of $7,897 ($ Thousands).

Cl — Class

As of June 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $7,532 ($ Thousands), and the unrealized appreciation and depreciation were $744 ($ Thousands) and $(377) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$ 1,559	$ 122	$ (605)	$ 50	$ 473	$ 1,599	$ —
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	3,109	126	(1,127)	57	1,009	3,174	16
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,129	180	714	(4)	(893)	3,126	51

Totals	$ 7,797	$ 428	$ (1,018)	$ 103	$ 589	$ 7,899	$ 67

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 52.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,199,066	$12,662
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	522,237	4,867
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	199,637	1,954
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	972,928	9,729
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	392,720	2,922
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	855,179	5,884
SEI Institutional Managed Trust Real Return Fund, Cl Y *	575,698	5,843
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	692,373	7,312

Total Fixed Income Funds (Cost $51,241) ($ Thousands)		51,173

Multi-Asset Funds — 29.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,446,278	14,608

Percentages are based on Net Assets of $97,673 ($ Thousands).

* Non-Income Producing Fund.

Cl — Class

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
07/29/16	EUR	656	USD	726	$(4)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)		Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman		$(730)	$726	$(4)

For the period ended June 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$97,692	$—	$—	$97,692

Total Investments in Securities	$97,692	$—	$—	$97,692

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	665,627	$6,829
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	868,876	7,794

Total Multi-Asset Funds (Cost $29,820) ($ Thousands)		29,231

Equity Funds — 17.7%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	774,025	8,878
SEI Institutional Managed Trust Large Cap Fund, Cl Y	41,248	490
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	462,603	7,920

Total Equity Funds (Cost $14,923) ($ Thousands)		17,288

Total Investments — 100.0% (Cost $95,984) ($ Thousands)†		$97,692

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$—	$(4)	$—	$(4)
Total Other Financial Instruments	$—	$(4)	$—	$(4)

* Forwards contracts are valued at unrealized depreciation on the instrument.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $95,984 ($ Thousands), and the unrealized appreciation and depreciation were $2,992 ($ Thousands) and $(1,284) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Conservative Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$13,440	$1,598	$ (2,444)	$ 4	$ 64	$ 12,662	$ 44
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	5,174	604	(914)	1	2	4,867	15
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,130	232	(192)	(16)	(200)	1,954	—
SEI Institutional Managed Trust Conservative Income Class Y	—	19,829	(10,100)	—	—	9,729	4
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	3,114	369	(403)	(5)	(153)	2,922	16
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	6,301	766	(102)	(29)	(1,052)	5,884	40
SEI Institutional Managed Trust Real Return Fund, Class Y	6,254	687	(1,191)	5	88	5,843	103
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	7,944	874	(2,110)	62	542	7,312	78
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	15,602	1,690	(2,889)	15	190	14,608	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	7,309	833	(1,345)	20	12	6,829	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	8,330	851	664	(70)	(1,981)	7,794	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	9,497	1,022	(4,578)	497	2,440	8,878	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	161	429	(99)	3	(4)	490	44
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	8,425	960	(5,057)	670	2,922	7,920	—
SEI Liquid Asset Trust Prime Obligation Fund, Class Y	10,314	65	(10,379)	—	—	—	—

Totals	$ 103,995	$ 30,809	$ (41,139)	$ 1,157	$ 2,870	$ 97,692	$ 344

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 67.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	461,144	$9,486
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,133,332	19,402

Total Equity Funds (Cost $23,298) ($ Thousands)		28,888

Fixed Income Fund — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,068,112	14,229

Total Fixed Income Fund (Cost $15,008) ($ Thousands)		14,229

Total Investments — 100.0% (Cost $38,306) ($ Thousands) †		$43,117

Percentages are based on Net Assets of $43,110 ($ Thousands).

Cl — Class

As of June 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $38,306 ($ Thousands), and the unrealized appreciation and depreciation were $5,590 ($ Thousands) and $(779) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/2016	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$ 9,297	$ 169	$ (491)	$ 255	$ 256	$ 9,486	$ 127
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	18,748	874	(5,873)	320	5,333	19,402	375
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	13,740	1,036	(3,452)	191	2,714	14,229	1,048

Totals	$ 41,785	$ 2,079	$ (9,816)	$ 766	$ 8,303	$ 43,117	$ 1,550

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 37.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,810,282	$19,117
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	996,737	9,758
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	962,357	7,160
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,802,997	19,285
SEI Institutional Managed Trust Real Return Fund, Cl Y *	1,413,672	14,349
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,874,866	19,798

Total Fixed Income Funds (Cost $91,890) ($ Thousands)		89,467

Multi-Asset Funds — 34.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,393,301	24,387
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,365,425	23,891
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,169,500	11,999
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,681,031	24,049

Total Multi-Asset Funds (Cost $86,845) ($ Thousands)		84,326

Equity Funds — 28.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,972,735	34,097
SEI Institutional Managed Trust Large Cap Fund, Cl Y	755,267	8,973
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,430,157	24,484

Total Equity Funds (Cost $55,444) ($ Thousands)		67,554

Total Investments — 100.0% (Cost $234,179) ($ Thousands)†		$241,347

Percentages are based on Net Assets of $241,283 ($ Thousands).

* Non-Income Producing Fund.

Cl — Class

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
07/29/16	EUR	3,215	USD	3,558	$(18)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(3,576)	$3,558	$(18)

For the period ended June 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$241,347	$—	$—	$241,347

Total Investments in Securities	$241,347	$—	$—	$241,347

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$—	$(18)	$—	$(18)
Total Other Financial Instruments	$—	$(18)	$—	$(18)

* Forwards contracts are valued at unrealized depreciation on the instrument.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $234,179 ($ Thousands), and the unrealized appreciation and depreciation were $13,860 ($ Thousands) and $(6,692) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$ 19,099	$ 377	$ (450)	$ 2	$ 89	$ 19,117	$ 62
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	9,559	242	(427)	(11)	395	9,758	—
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	7,145	155	(187)	—	47	7,160	37
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	19,106	498	(1,144)	(47)	872	19,285	317
SEI Institutional Managed Trust Real Return Fund, Class Y	14,328	239	(332)	3	111	14,349	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	19,702	377	(601)	26	294	19,798	101
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	23,889	243	(1,131)	(12)	1,398	24,387	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	23,880	355	(415)	3	68	23,891	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	11,938	225	(471)	—	307	11,999	128
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	23,812	220	(1,021)	(46)	1,084	24,049	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	33,443	346	(798)	128	978	34,097	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	8,956	571	(520)	95	(129)	8,973	33
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	23,884	432	(580)	231	517	24,484	123

Totals	$ 238,741	$ 4,280	$ (8,077)	$ 372	$ 6,031	$ 241,347	$ 801

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 82.1%
SEI Institutional International Trust International Equity Fund, Cl Y	900,788	$8,206
SEI Institutional Managed Trust Real Estate Fund, Cl Y	396,778	8,162
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	833,022	16,352
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,445,437	41,866

Total Equity Funds (Cost $56,976) ($ Thousands)		74,586

Fixed Income Fund — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,369,738	16,304

Total Fixed Income Fund (Cost $17,883) ($ Thousands)		16,304

Total Investments — 100.0% (Cost $74,859) ($ Thousands)†		$90,890

Percentages are based on Net Assets of $90,874 ($ Thousands).

Cl — Class

As of June 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $74,859 ($ Thousands), and the unrealized appreciation and depreciation were $17,610 ($ Thousands) and $(1,579) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Institutional International Trust International Equity Fund, Class Y	$ 8,077	$ 604	$ (393)	$ 80	$ (162)	$ 8,206	$ —
SEI Institutional Managed Trust Real Estate Fund, Class Y	8,176	255	(691)	293	129	8,162	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	16,085	890	(555)	266	(334)	16,352	56
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	41,261	553	(1,222)	486	788	41,866	213
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	16,044	728	(1,162)	24	670	16,304	266

Totals	$ 89,643	$ 3,030	$ (4,023)	$ 1,149	$ 1,091	$ 90,890	$ 535

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 56.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,979,348	$18,151
SEI Institutional International Trust International Equity Fund, Cl Y	4,553,317	41,481
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5,870,647	69,743
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,409,069	15,626

Total Equity Funds (Cost $143,160) ($ Thousands)		145,001

Fixed Income Funds — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,088,982	20,451
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,100,009	20,685

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,968,247	20,422

Total Fixed Income Funds (Cost $61,537) ($ Thousands)		61,558

Multi-Asset Fund — 19.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,005,432	51,005

Total Multi-Asset Fund (Cost $50,807) ($ Thousands)		51,005

Total Investments — 100.0% (Cost $255,504) ($ Thousands)†		$257,564

Percentages are based on Net Assets of $257,491 ($ Thousands).

Cl — Class

As of June 30, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $255,504 ($ Thousands), and the unrealized appreciation and depreciation were $4,886 ($ Thousands) and $(2,826) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 18,662	$ 254	$ (1,188)	$ 29	$ 394	$ 18,151	$ —
SEI Institutional International Trust International Equity Fund, Class Y	42,222	1,784	(2,068)	404	(861)	41,481	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	71,078	1,895	(2,941)	540	(829)	69,743	262
SEI Institutional Managed Trust Small Cap Fund, Class Y	15,930	385	(1,065)	172	204	15,626	12
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	21,237	148	(1,750)	4	812	20,451	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	21,065	168	(1,092)	(22)	566	20,685	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	21,013	480	(1,973)	396	506	20,422	348
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	52,905	274	(5,141)	20	2,947	51,005	—

Totals	$ 264,112	$ 5,388	$ (17,218)	$ 1,543	$ 3,739	$ 257,564	$ 622

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	129,523	$1,188
SEI Institutional International Trust International Equity Fund, Cl Y	996,740	9,080
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y*	1,641,771	32,228
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Cl Y	446,400	8,080

Total Equity Funds (Cost $32,917) ($ Thousands)		50,576

Fixed Income Funds — 12.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	242,501	2,374
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	680,885	4,684

Total Fixed Income Funds (Cost $7,425) ($ Thousands)		7,058

Total Investments — 100.0% (Cost $40,342) ($ Thousands)†		$57,634

Percentages are based on Net Assets of $57,622 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $40,342 ($ Thousands), and the unrealized appreciation and depreciation were $17,667 ($ Thousands) and $(375) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 1,160	$ 54	$ (55)	$ 23	$ 6	$ 1,188	$ 13
SEI Institutional International Trust International Equity Fund, Class Y	9,225	301	(330)	107	(223)	9,080	117
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	32,100	642	(332)	194	(376)	32,228	352
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	8,096	60	(213)	132	5	8,080	38
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,315	99	(132)	4	88	2,374	14
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	4,610	212	(338)	13	187	4,684	298

Totals	$ 57,506	$ 1,368	$ (1,400)	$ 473	$ (313)	$ 57,634	$ 832

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 40.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	776,373	$7,601
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	556,919	5,486
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,418,392	9,758
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,025,203	21,386

Total Fixed Income Funds (Cost $44,531) ($ Thousands)		44,231

Multi-Asset Funds — 32.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,126,029	21,664
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	314,212	3,224
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,195,203	10,721

Total Multi-Asset Funds (Cost $36,483) ($ Thousands)		35,609

Equity Funds — 26.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	359,950	3,301

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	966,370	$8,804
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,107,426	13,156
SEI Institutional Managed Trust Small Cap Fund, Cl Y	298,737	3,313

Total Equity Funds (Cost $29,663) ($ Thousands)		28,574

Total Investments — 100.0% (Cost $110,677) ($ Thousands)†		$108,414

Percentages are based on Net Assets of $108,390 ($ Thousands).

Cl — Class

As of June 30, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2016, there were no Level 3 securities.

† At June 30, 2016 the tax basis cost of the Fund’s investments was $110,677 ($ Thousands), and the unrealized appreciation and depreciation were $1,259 ($ Thousands) and $(3,522) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$ 7,540	$ 246	$ (486)	$ (6)	$ 307	$ 7,601	$ —
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	5,341	189	(185)	10	131	5,486	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	9,617	276	(549)	15	399	9,758	159
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	21,321	678	(964)	44	307	21,386	108
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	21,426	255	(1,260)	17	1,226	21,664	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	3,199	79	(136)	4	78	3,224	34
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	10,601	192	(538)	9	457	10,721	—
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	3,246	239	(267)	6	77	3,301	—
SEI Institutional International Trust International Equity Fund, Class Y	8,581	757	(448)	93	(179)	8,804	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	12,838	826	(461)	61	(108)	13,156	47
SEI Institutional Managed Trust Small Cap Fund, Class Y	3,227	194	(188)	24	56	3,313	2

Totals	$ 106,937	$ 3,931	$ (5,482)	$ 277	$ 2,751	$ 108,414	$ 350

SEI Asset Allocation Trust / Quarterly Report / June 30, 2016	1

Item 2.   Controls and Procedures

(a)  The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c)))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A Nesher
Robert A. Nesher, President & CEO

Date: August 29, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: August 29, 2016